SUMMARY OF DERIVATIVE LIABILITIES (Details)	Dec. 31, 2022	Mar. 31, 2022 yr	Dec. 31, 2021 yr	Dec. 31, 2020 yr
Measurement Input, Risk Free Interest Rate [Member]
Expected price volatility			0.73
Measurement Input, Risk Free Interest Rate [Member] | Coroware, Inc. and Subsidiaries [Member]
Expected price volatility			0.73
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Expected price volatility				0.13
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member] | Coroware, Inc. and Subsidiaries [Member]
Expected price volatility		2.12
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Expected price volatility				0.36
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member] | Coroware, Inc. and Subsidiaries [Member]
Expected price volatility		2.37
Measurement Input, Expected Term [Member] | Minimum [Member]
Expected price volatility			1	1
Measurement Input, Expected Term [Member] | Minimum [Member] | Coroware, Inc. and Subsidiaries [Member]
Expected price volatility		1.75	1
Measurement Input, Expected Term [Member] | Maximum [Member]
Expected price volatility			2	3
Measurement Input, Expected Term [Member] | Maximum [Member] | Coroware, Inc. and Subsidiaries [Member]
Expected price volatility		2.48	3
Measurement Input, Expected Dividend Rate [Member]
Expected price volatility
Measurement Input, Expected Dividend Rate [Member] | Coroware, Inc. and Subsidiaries [Member]
Expected price volatility
Measurement Input, Price Volatility [Member]
Expected price volatility			341	693
Measurement Input, Price Volatility [Member] | Coroware, Inc. and Subsidiaries [Member]
Expected price volatility	6.9300
Measurement Input, Price Volatility [Member] | Minimum [Member] | Coroware, Inc. and Subsidiaries [Member]
Expected price volatility		3.6289
Measurement Input, Price Volatility [Member] | Maximum [Member] | Coroware, Inc. and Subsidiaries [Member]
Expected price volatility		3.3527